Distribution of the Bank's profit, shareholder remuneration scheme and earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Shareholder remuneration system and earnings per share
Schedule of proposed distribution of net profit
The distribution of the Bank's net profit against the results for 2019, that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

Million of euros
Dividend distributed at 31 December*	1,662
Complementary dividend (includes in its case, cash dividend from shareholders who opt to receive cash in scrip dividend)**	1,761
3,423
To voluntary reserves	107
Net profit for the year	3,530

*	Recognised under Shareholders' equity – Interim Dividends.
** Assuming a % of cash requests of 20%

Earnings per share basic and diluted
Basic earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity - see Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year.
Accordingly:

	2019	2018	2017
Profit attributable to the parent (million of euros)	6,515	7,810	6,619
Remuneration of contingently convertible preference shares (CCP) (million of euros) (Note 23)	(595)	(560)	(395)
	5,920	7,250	6,224
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (million of euros)	—	—	—
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (million of euros)	5,920	7,250	6,224
Weighted average number of shares outstanding	16,348,415,883	16,150,090,739	15,394,458,789
Adjusted number of shares	16,348,415,883	16,150,090,739	15,394,458,789
Basic earnings per share (euros)	0.362	0.449	0.404
Basic earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Basic earnings per share from continuing operations (euros)	0.362	0.449	0.404
ii. Diluted earnings per share
Diluted earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity - see Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	2019	2018	2017
Profit attributable to the parent (million of euros)	6,515	7,810	6,619
Remuneration of contingently convertible preference shares (CCP) (million of euros) (Note 23)	(595)	(560)	(395)
	5,920	7,250	6,224
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (million of euros)	—	—	—
Profit from continuing operations (net of non-controlling interests and CCP) (million of euros)	5,920	7,250	6,224
Weighted average number of shares outstanding	16,348,415,883	16,150,090,739	15,394,458,789
Dilutive effect of options/rights on shares	35,891,644	42,873,078	50,962,887
Adjusted number of shares	16,384,307,527	16,192,963,817	15,445,421,676
Diluted earnings per share (euros)	0.361	0.448	0.403
Diluted earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Diluted earnings per share from continuing operations (euros)	0.361	0.448	0.403